Investments in Associates - Aris Gold Common Shares and Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of associates [line items]
Change in fair value through profit and loss (Note 19)	$ 15,739	$ (22,824)
Repayment of Gold Notes	(7,388)	(1,847)
Share of profit (loss) of associates	59	(12,931)
Revaluation of Aris Gold to acquisition price	0	(31,050)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)	(10,559)	0
Aris Gold
Disclosure of associates [line items]
Beginning balance	0	137,867	$ 137,867
Additions			35,000
Change in fair value through profit and loss (Note 19)			(4,317)
Repayment of Gold Notes			(531)
Share of profit (loss) of associates	0	(6,093)	(6,093)
Equity share of OCI			(9,587)
Revaluation of Aris Gold to acquisition price			(31,050)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)			(121,289)
Ending balance	0	0	0
Aris Gold | Common shares
Disclosure of associates [line items]
Beginning balance	0	120,362	120,362
Share of profit (loss) of associates			(6,093)
Equity share of OCI			(9,587)
Revaluation of Aris Gold to acquisition price			(31,050)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)			(73,632)
Ending balance	0	0	0
Aris Gold | Listed Warrants
Disclosure of associates [line items]
Beginning balance	0	5,838	5,838
Change in fair value through profit and loss (Note 19)			(3,124)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)			(2,714)
Ending balance	0	0	0
Aris Gold | Unlisted Warrants
Disclosure of associates [line items]
Beginning balance	0	1,874	1,874
Change in fair value through profit and loss (Note 19)			(1,078)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)			(796)
Ending balance	0	0	0
Aris Gold | Gold Notes
Disclosure of associates [line items]
Beginning balance	0	9,793	9,793
Change in fair value through profit and loss (Note 19)			(115)
Repayment of Gold Notes			(531)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)			(9,147)
Ending balance	0	0	0
Aris Gold | Convertible Debenture
Disclosure of associates [line items]
Beginning balance	0	0	0
Additions			35,000
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)			(35,000)
Ending balance	$ 0	$ 0	$ 0